Fair Value Measurements - Carrying amounts and estimated fair values of the financial instruments (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial assets:
Interest bearing demand deposits	$ 8,725	$ 5,773
Securities available for sale	18,313	17,747
Securities held to maturity	6,575	7,420
Investment in restricted stock	3,270	2,886
Financial liabilities:
Deposits	216,691	182,934
Carrying Amount | Level 1
Financial assets:
Cash and due from banks	1,672	1,634
Interest bearing demand deposits	8,725	5,773
Accrued interest receivable	824	652
Financial liabilities:
Deposits	216,691	182,934
Accrued interest payable	94	71
Carrying Amount | Level 2
Financial assets:
Securities available for sale	18,313	17,747
Securities held to maturity	6,575	7,420
Investment in restricted stock	3,270	2,886
Loans held for sale	2,770	2,059
Financial liabilities:
Deposits	216,691	182,934
Borrowings	64,447	56,813
Carrying Amount | Level 3
Financial assets:
Loans, net	262,711	226,192
Fair Value | Level 1
Financial assets:
Cash and due from banks	1,672	1,634
Interest bearing demand deposits	8,725	5,773
Accrued interest receivable	824	652
Financial liabilities:
Deposits	216,878	182,969
Accrued interest payable	94	71
Fair Value | Level 2
Financial assets:
Securities available for sale	18,313	17,747
Securities held to maturity	6,588	7,384
Investment in restricted stock	3,270	2,886
Loans held for sale	2,770	2,059
Financial liabilities:
Deposits	216,878	182,969
Borrowings	64,502	57,008
Fair Value | Level 3
Financial assets:
Loans, net	$ 261,588	$ 225,569